Share Based Compensation - Schedule of restricted share units ("RSU") (Details) - Restricted Stock Units (RSUs) [Member] - Equity Incentive Plan [Member]	6 Months Ended
	Jun. 30, 2022 $ / shares shares
Number of Options
Unvested Balance at January 1, 2022	3,838,865
Granted	5,898,662	[1]
Vested	(403,024)
Forfeited	(130,234)
Unvested Balance at June 30, 2022	9,204,269
Weighted average exercise price
Granted | $ / shares	$ 2.08	[1]
Vested | $ / shares	5.46
Forfeited | $ / shares	$ 3.87

[1]	The RSU awards have generally vest over four years, with no exercise price.